Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

September 30, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders of Liquid Cash Trust, a portfolio of Money Market Obligations Trust. The report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 2000 through September 30, 2000. It begins with the portfolio manager's review of the economy and its impact on the overnight markets. Following the investment review are the fund's portfolio holdings and financial statements.

Liquid Cash Trust offers depository institutions a high-quality, liquid, overnight investment.1 The fund is currently rated Aaa by Moody's Investors Service and invests exclusively in first-tier securities.2 At the close of the reporting period, the portfolio was invested exclusively in repurchase agreements fully collateralized by U.S. Treasury or government agency obligations.

The fund's 7-day net yield on September 30, 2000 was 6.45%.3 Dividends paid to shareholders during the six-month reporting period totaled $0.032 per share. At the end of the reporting period, net assets totaled $181.6 million.

Thank you for selecting this quality fund for your overnight investment needs. As always, we welcome your questions or comments.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Ratings are subject to change and do not remove market risk. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. That is, they are judged to be of the best quality.

3 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Liquid Cash Trust is a short-term money market fund that pursues stability of principal and current income consistent with stability of principal. The fund is used by depository institutions as an overnight liquid investment alternative for overall asset management programs. The fund is rated Aaa by Moody's Investors Service, and its investments are restricted to U.S. Treasury and government agency obligations, loans of federal funds ("Fed Funds") and repurchase agreements ("repo"). The fund's Aaa rating limits its Fed Funds and repo counterparties to dealer firms and banks with the highest credit ratings, and requires proper diversification daily. The fund is managed to have a very short average maturity of one to seven days, and invests primarily in repo and Fed Funds on an overnight basis.

The Federal Reserve Board (the "Fed") tightened monetary policy once during the semi-annual reporting period ended September 30, 2000. On May 16, 2000, the Fed raised the Fed Funds Target Rate to 6.5% from 6.0%, citing concern that the "disparity in the growth of demand and potential supply" could result in inflationary pressures. This was the sixth tightening step taken by the Fed since June 1999, bringing the total increase in the Fed Funds Target Rate since that time to 175 basis points.

Market sentiment shifted at this point, however, as signs of a moderation in economic growth began to appear. The diminishing "wealth effect" from the declines in the equity markets and higher fuel prices restrained consumer demand. Although second quarter gross domestic product ("GDP") came in at a still-robust 5.6%, there was evidence of inventory buildup. The advance estimate of GDP growth came in at 2.7%, and revealed softer levels of investment and final demand, as well as continued inventory accumulation. In spite of a rise in energy prices over the reporting period, core inflation remained contained at both the producer and consumer levels. All of this led market participants to conclude that the Fed was near or at the end of its tightening cycle, and that it had perhaps engineered a soft economic landing. The Fed remained on hold for the rest of the reporting period, content to sit back and let the effects of its rate hikes filter through to the economy.

The fund's yield tracked the changes in monetary policy over the reporting period. During this time, repurchase agreements traded closely with rates offered on Fed Funds, and remained a preferred investment because of their collateralized nature.

Portfolio of Investments

September 30, 2000 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.5%[1]
$6,000,000		ABN AMRO, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	$6,000,000
6,000,000		Banc One Capital Markets, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Bank of America, 6.680%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Barclays Capital, Inc., 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000
3,000,000	[2]	Bear, Stearns and Co., 6.500%, dated 9/22/2000, due 10/25/2000	3,000,000
3,000,000		Bear, Stearns and Co., 6.650%, dated 9/29/2000, due 10/2/2000	3,000,000
6,000,000		CIBC Wood Gundy Securities Corp., 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000
3,000,000		Deutsche Bank Financial, Inc., 6.500%, dated 9/29/2000, due 10/2/2000	3,000,000
3,000,000	[2]	Deutsche Bank Financial, Inc., 6.530%, dated 8/28/2000, due 10/30/2000	3,000,000
6,000,000		Donaldson, Lufkin and Jenrette Securities Corp., 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000
20,000,000		First Union Capital Markets, 6.480%, dated 9/29/2000, due 10/2/2000	20,000,000
5,000,000		Fuji Government Securities, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	5,000,000
3,000,000		Goldman Sachs Group, LP, 6.500%, dated 9/29/2000, due 10/2/2000	3,000,000
3,000,000	[2]	Goldman Sachs Group, LP, 6.530%, dated 9/8/2000, due 10/11/2000	3,000,000
6,000,000		Greenwich Capital Markets, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		J.P. Morgan & Co., Inc., 6.430%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Morgan Stanley & Co., Inc., 6.650%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Paribas Corp., 6.650%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Salomon Brothers, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		Scotia McLeod (USA), Inc., 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000
6,000,000		State Street Bank and Trust Co., 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000
25,000,000		Toronto Dominion Securities (USA), Inc., 6.530%, dated 9/29/2000, due 10/2/2000	25,000,000
30,556,000		Warburg Dillon Reed LLC, 6.500%, dated 9/29/2000, due 10/2/2000	30,556,000
6,000,000		Westdeutsche Landesbank Girozentrale, 6.500%, dated 9/29/2000, due 10/2/2000	6,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	182,556,000

1 The repurchase agreements are fully collateralized by U.S. Treasury and government agency obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in joint accounts with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($181,610,965) at September 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$182,556,000
Income receivable		94,214

TOTAL ASSETS		182,650,214

Liabilities:
Income distribution payable	$1,032,003
Accrued expenses	7,246

TOTAL LIABILITIES		1,039,249

Net assets for 181,610,965 shares outstanding		$181,610,965

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$181,610,965 ÷ 181,610,965 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2000 (unaudited)

Investment Income:
Interest		$7,243,525

Expenses:
Investment adviser fee	$445,719
Administrative personnel and services fee	83,907
Custodian fees	11,240
Transfer and dividend disbursing agent fees and expenses	8,637
Directors'/Trustees' fees	1,419
Auditing fees	4,968
Legal fees	1,889
Portfolio accounting fees	27,718
Share registration costs	9,684
Printing and postage	4,404
Insurance premiums	821
Miscellaneous	4,746

TOTAL EXPENSES	605,152

Waiver:
Waiver of investment adviser fee	(428,323)

Net expenses		176,829

Net investment income		$7,066,696

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2000	Year Ended 3/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,066,696	$17,347,847

Distributions to Shareholders:
Distributions from net investment income	(7,066,696)	(17,347,847)

Share Transactions:
Proceeds from sale of shares	1,314,402,882	3,322,046,817
Net asset value of shares issued to shareholders in payment of distributions declared	4,693,823	12,900,127
Cost of shares redeemed	(1,362,735,390)	(3,550,865,314)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,638,685)	(215,918,370)

Change in net assets	(43,638,685)	(215,918,370)

Net Assets:
Beginning of period	225,249,650	441,168,020

End of period	$181,610,965	$225,249,650

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.06	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.06)	(0.05)	(0.06)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	3.19%	5.25%	5.25%	5.59%	5.35%	5.84%

Ratios to Average Net Assets:

Expenses	0.16%[2]	0.16%	0.15%	0.15%	0.15%	0.16%

Net investment income	6.34%[2]	5.11%	5.19%	5.48%	5.27%	5.72%

Expense waiver/reimbursement[3]	0.38%[2]	0.30%	0.30%	0.30%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$181,611	$225,250	$441,168	$508,795	$489,363	$595,471

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 2000, capital paid-in aggregated $181,610,965.

Transactions in shares were as follows:

	Six Months Ended 9/30/2000	Year Ended 3/31/2000
Shares sold	1,314,402,882	3,322,046,817
Shares issued to shareholders in payment of distributions declared	4,693,823	12,900,127
Shares redeemed	(1,362,735,390)	(3,550,865,314)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(43,638,685)	(215,918,370)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the adviser fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of the average daily net assets of the Fund. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended September 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

20TH SEMI-ANNUAL REPORT

September 30, 2000

Established 1980

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Liberty U.S. Government Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, was created in 1980, and I am pleased to present its 20th Semi-Annual Report. This report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 2000 through September 30, 2000. It begins with an interview with the fund's portfolio managers, Susan R. Hill and Joseph M. Natoli, both Vice Presidents of Federated Investment Management Company. Following their discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

This money market fund keeps your cash pursuing income every day through a professionally managed portfolio of U.S. government money market securities. In addition, the fund is managed to keep the value of your principal stable,1 while giving you daily access to your invested cash. It has accomplished this goal since its inception.

Dividends paid to shareholders during the six-month period ended September 30, 2000, totaled $0.027 per share for Class A Shares and $0.023 per share for Class B Shares. At the end of the reporting period, the fund's net assets totaled approximately $665 million.

Thank you for selecting Liberty U.S. Government Money Market Trust to keep your ready cash working and accessible.

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Susan R. Hill, CFA

Vice President

Federated Investment Management
Company

Joseph M. Natoli

Vice President

Federated Investment Management
Company

Investment Review

What is your analysis of the rate environment that characterized the reporting period?

The Federal Reserve Board (the "Fed") tightened monetary policy once during the semi-annual reporting period ended September 30. On May 16, 2000, the Fed raised the Fed Funds Target Rate to 6.5% from 6.0%, citing concern that the "disparity in the growth of demand and potential supply" could result in inflationary pressures. This was the sixth tightening step taken by the Fed since June 1999, bringing the total increase in the Fed Funds Target Rate since that time to 175 basis points.

Market sentiment shifted at this point, however, as signs of a moderation in economic growth began to appear. The diminishing "wealth effect" from the declines in the equity markets and higher fuel prices restrained consumer demand. Although second quarter gross domestic product (GDP) came in at a still-robust 5.6%, there was evidence of inventory buildup. The advance estimate of GDP growth came in at 2.7%, and revealed softer levels of investment and final demand, as well as continued inventory accumulation. In spite of a rise in energy prices over the reporting period, core inflation remained contained at both the producer and consumer levels. All of this led market participants to conclude that the Fed was near or at the end of its tightening cycle, and that it had, perhaps, engineered a soft economic landing. The Fed remained on hold for the rest of the reporting period, content to sit back and let the effects of its rate hikes filter through to the economy.

Movements in short-term interest rates reflected economic developments and the shifting expectations regarding the Fed over the reporting period. The yield of the three-month agency discount note traded at 6.10% at the beginning of April, but rose to a high of 6.62% by late May. Then, as economic indicators pointed to a more sedate pace growth and the market perceived that the Fed was on hold, the yield on this security fell to 6.48% in early July and traded within a very narrow 6.45% to 6.52% range for the remainder of the reporting period.

What strategies guided Liberty U.S. Government Money Market Trust during the reporting period?

The fund was managed within a 35- to 45-day average maturity target range over the reporting period, and moved within that range according to relative value opportunities.

The fund's structure remained barbelled, combining a significant position in repurchase agreements and agency floating rate securities with purchases of securities within the 6- to 13-month area of the short agency yield curve. Although this portfolio may buy Treasury securities as well, the short technically driven Treasury market continued to be very expensive as an investment alternative. As a result, the fund purchased agency securities and repurchase agreements exclusively over the reporting period.

As we move toward the end of 2000, many observers expect that the Fed will hold the line on interest rates. What do you see ahead for short-term rates?

Clearly, economic growth has slowed to a pace that is more consistent with the long-run non-inflationary potential of the U.S. economy. However, continued tight labor markets and the potential of the rise in energy prices filtering through to more broad-based price pressures present risks to the inflationary outlook. As a result, we believe that the Fed will remain on hold for the near term with the viewpoint that the balance of risks remain toward inflation.

Portfolio of Investments

September 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--44.0%
$5,500,000	[1]	Federal Farm Credit System, Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$5,363,198
3,601,000	[1]	Federal Home Loan Bank System, Discount Note, 5.950%, 1/12/2001	3,539,698
50,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 6.405% - 6.673%, 10/3/2000 -- 12/17/2000	49,979,891
23,100,000		Federal Home Loan Bank System, Notes, 6.125% - 7.125%, 10/27/2000 - 5/22/2001	23,096,179
52,700,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 6.160% - 6.485%, 2/1/2001 - 8/16/2001	51,167,011
7,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 6.401%, 10/23/2000	6,995,395
4,000,000		Federal Home Loan Mortgage Corp., Note, 7.190%, 7/5/2001	4,000,000
35,350,000	[1]	Federal National Mortgage Association, Discount Notes, 6.390% - 6.480%, 1/11/2001 - 3/1/2001	34,550,784
56,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 6.248% - 6.500%, 10/16/2000 - 12/1/2000	55,981,312
12,700,000		Federal National Mortgage Association, Notes, 6.445% - 7.250%, 2/23/2001 - 5/25/2001	12,695,332
43,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 6.613% - 6.703%, 10/2/2000 - 10/3/2000	42,983,898
2,400,000		Student Loan Marketing Association, Note, 6.045%, 11/3/2000	2,399,872

		TOTAL SHORT-TERM U.S.GOVERNMENT OBLIGATIONS	292,752,570

		REPURCHASE AGREEMENTS--57.1%[3]
20,000,000		ABN AMRO Bank NV, New York, 6.650%, dated 9/29/2000, due 10/2/2000	20,000,000
15,000,000		Banc One Capital Markets, 6.650%, dated 9/29/2000, due 10/2/2000	15,000,000
25,000,000		Bank of America, 6.680%, dated 9/29/2000, due 10/2/2000	25,000,000
13,000,000	[4]	Bear Stearns and Co., Inc., 6.500%, dated 9/22/2000, due 10/25/2000	13,000,000
24,000,000	[4]	Credit Suisse First Boston, Inc., 6.530%, dated 9/7/2000, due 11/7/2000	24,000,000
11,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 9/14/2000, due 3/14/2001	11,000,000
19,000,000	[4]	Deutsche Bank AG, 6.530%, dated 8/28/2000, due 10/30/2000	19,000,000
30,000,000		Fuji Government Securities, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	30,000,000
20,000,000	[4]	Goldman Sachs Group LP, 6.520%, dated 9/27/2000, due 10/30/2000	20,000,000
18,000,000	[4]	Goldman Sachs Group LP, 6.530%, dated 9/8/2000, due 10/11/2000	18,000,000
20,000,000	[4]	Goldman Sachs Group LP, 6.530%, dated 9/13/2000, due 11/13/2000	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$10,000,000	[4]	Lehman Brothers, Inc., 6.510%, dated 9/20/2000, due 11/20/2000	$10,000,000
150,000,000		PaineWebber Group, Inc., 6.650%, dated 9/29/2000, due 10/2/2000	150,000,000
4,699,000		Warburg Dillon Reed LLC, 6.500%, dated 9/29/2000, due 10/2/2000	4,699,000

		TOTAL REPURCHASE AGREEMENTS	379,699,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$672,451,570

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($664,822,154) at September 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000 (unaudited)

Assets:
Investments in repurchase agreements	$379,699,000
Investments in securities	292,752,570

Total investments in securities, at amortized cost and value		$672,451,570
Cash		11,097
Income receivable		2,230,901
Receivable for shares sold		3,870,742

TOTAL ASSETS		678,564,310

Liabilities:
Payable for investments purchased	9,772,444
Payable for shares redeemed	319,390
Income distribution payable	3,215,293
Accrued expenses	435,029

TOTAL LIABILITIES		13,742,156

Net assets for 664,822,154 shares outstanding		$664,822,154

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$596,258,583 ÷ 596,258,583 shares outstanding		$1.00

Class B Shares:
$68,563,571 ÷ 68,563,571 shares outstanding		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares: (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2000 (unaudited)

Investment Income:
Interest		$23,810,869

Expenses:
Investment adviser fee	$1,823,326
Administrative personnel and services fee	279,110
Custodian fees	27,800
Transfer and dividend disbursing agent fees and expenses	948,722
Directors'/Trustees' fees	3,181
Auditing fees	6,146
Legal fees	2,750
Portfolio accounting fees	63,841
Distribution services fee--Class B Shares	271,019
Shareholder services fee--Class A Shares	836,320
Shareholder services fee--Class B Shares	90,340
Share registration costs	34,128
Printing and postage	53,273
Insurance premiums	1,321
Miscellaneous	18,673

TOTAL EXPENSES	4,459,950

Waiver:
Waiver of shareholder services fee--Class A Shares	(501,023)

Net expenses		3,958,927

Net investment income		$19,851,942

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2000	Year Ended 3/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,851,942	$28,081,486

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,201,269)	(25,516,236)
Class B Shares	(1,650,673)	(2,565,250)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,851,942)	(28,081,486)

Share Transactions:
Proceeds from sale of shares	3,208,856,327	2,721,195,250
Net asset value of shares issued to shareholders in payment of distributions declared	13,515,189	24,036,380
Cost of shares redeemed	(3,250,317,065)	(2,702,590,414)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,945,549)	42,641,216

Change in net assets	(27,945,549)	42,641,216

Net Assets:
Beginning of period	692,767,703	650,126,487

End of period	$664,822,154	$692,767,703

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.04	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.04)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	2.78%	4.43%	4.40%	4.67%	4.43%	4.89%

Ratios to Average Net Assets:

Expenses	0.98%[3]	1.02%	1.02%	1.06%	1.06%	1.10%

Net investment income	5.44%[3]	4.33%	4.31%	4.57%	4.33%	4.78%

Expense waiver/reimbursement[4]	0.15%[3]	0.15%	0.16%	0.22%	0.29%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$596,259	$609,340	$598,859	$611,630	$658,731	$697,472

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.04	0.04	0.04
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.04)	(0.04)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	2.32%	3.50%	3.45%	3.71%	3.59%	4.04%

Ratios to Average Net Assets:

Expenses	1.88%[3]	1.92%	1.93%	1.98%	1.87%	1.91%

Net investment income	4.57%[3]	3.52%	3.36%	3.65%	3.58%	3.91%

Expense waiver/reimbursement[4]	--	--	--	0.05%	0.23%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,564	$83,428	$51,267	$19,146	$28,337	$9,459

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 9/30/2000	Year Ended 3/31/2000
Class A Shares:
Shares sold	3,123,767,913	2,485,796,322
Shares issued to shareholders in payment of distributions declared	12,485,693	22,157,727
Shares redeemed	(3,149,334,871)	(2,497,473,280)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,081,265)	10,480,769

	Six Months Ended 9/30/2000	Year Ended 3/31/2000
Class B Shares:
Shares sold	85,088,414	235,398,928
Shares issued to shareholders in payment of distributions declared	1,029,496	1,878,653
Shares redeemed	(100,982,194)	(205,117,134)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(14,864,284)	32,160,447

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,945,549)	42,641,216

At September 30, 2000, capital paid-in aggregated $664,822,154.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million; 0.475% on the second $500 million; 0.45% on the third $500 million; 0.425% on the fourth $500 million; and 0.40% in excess of $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

8110106 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

18TH SEMI-ANNUAL REPORT

September 30, 2000

Established 1981

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Tax-Free Instruments Trust

President's Message

Dear Investor:

Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, was created in 1981, and I am pleased to present its 18th Semi-Annual Report. The report covers the first half of the fund's fiscal year, which is the six-month period from April 1, 2000 through September 30, 2000. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is a publication of the fund's financial statements.

Tax-Free Instruments Trust keeps your cash pursuing daily tax-free income1 from a portfolio of approximately 250 short-term money market securities issued by municipalities across the United States. In addition, the fund is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal since its inception.

Tax-free dividends paid to shareholders during the six-month reporting period totaled $0.02 per share for Investment Shares and $0.02 per share for Institutional Service Shares. Net assets stood at over $2 billion on September 30, 2000.

Thank you for keeping your cash working through the daily, tax-free earning power of Tax-Free Instruments Trust. As always, we welcome your questions or comments.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your analysis of the economic environment during the reporting period between April 1 and September 30, 2000 and its effects on interest rates?

Over the semi-annual reporting period, the Federal Reserve Board (the "Fed") increased interest rates one time, in May, by one half of one point. At the end of the reporting period, the federal funds target rate stood at 6.50%, its highest level since 1990. In the 16-month period from June 1999 through September 2000, the Fed increased interest rates six times, moving the rate from 4.75% to 6.50%. The Fed raised interest rates in an effort to slow the rapid pace of economic growth and prevent the emergence of late cycle inflationary pressures.

At the end of the reporting period, the economy showed signs of growth slowing to sustainable rates. Third quarter Real Gross Domestic Product (GDP) slowed to 2.7%, after growing by over 5.0% in the first half of the year. Strong productivity growth has played an important role in raising non-inflationary potential growth rates and in containing costs. The Fed now believes the economy can grow at a rate of 3.5% to 4.0% without generating significant inflation pressures. Despite strong growth in 1999 and throughout most of 2000, meaningful inflationary pressures have yet to appear. Risks for the economy over the near term include higher oil prices, a stronger dollar, weaker corporate earnings and tighter credit standards. Continuing turmoil in the equity markets is starting to affect consumer confidence. However, despite these factors, the economy remains on course for another "soft-landing" as piloted by the Fed.

Interest rates in the tax-exempt money market funds were mostly influenced by supply and demand factors over the reporting period. Demand was weak in April and into May, as taxpayers redeemed monies from funds to pay record federal, state and local income tax payments. Over the summer months, strong demand returned and was put to work in newly issued fixed-rate notes.

Yields on variable rate demand notes (VRDNs), which comprise over 60% of the fund's assets, moved as high as 6.00% in April and May during tax payment season, averaged 4.25% during the summer months, but reached 5.50% in late September as demand weakened at the end of the quarter.

What were your strategies for the fund during the reporting period?

Early in the reporting period, we maintained a 35-40 day average maturity target range, which was consistent with our expectations of tighter monetary policy. However, in June the economy began to show signs of slowing and the Fed tightened one last time as an insurance move. When new fixed-rate note issuance became available over the summer months, we extended the average maturity of the fund. Purchasing fixed-rate notes allowed the fund to "lock in" attractive yield levels in the event that interest rates decline as the economy slows.

How has the fund performed?

The seven-day net yield1 for the fund's Institutional Service Shares on September 30, 2000 was 4.25% compared to 3.35% six months earlier. The latest yield was the equivalent of a 7.04% taxable yield for investors in the highest federal tax bracket.2

For the Investment Shares, the seven-day net yield1 on September 30, 2000 was 4.10% compared to 3.20% six months earlier. The latest yield was equivalent to a 6.79% taxable yield for investors in the highest federal tax bracket.2

As we move toward the end of 2000, many observers expect the Fed to hold the line on interest rates. What do you see ahead for short-term rates?

With the economy showing repeated signs of slowing, we believe that the Fed is now highly likely to remain on hold through the end of the year. The Fed's next interest rate move may be a rate cut, and could occur early next year. With this in mind, the average maturity and structure of the fund will be managed in accordance with our expectations of neutral Fed policy over the near term. We plan to be selective in our buying of fixed-rate notes and will not hesitate to extend the average maturity of the fund to lock in attractive yields. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

1 The 7-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

2 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Shareholder Meeting Results

A special meeting of Shareholders of Tax-Free Instruments Trust (the "Former Fund") was held on August 23, 2000. On May 11, 2000, the record date for shareholders voting at the meeting, there were 1,991,918,962 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees:1

Names	For	Withheld Authority To Vote
Thomas G. Bigley	1,109,941,069	72,359,867
Nicholas P. Constantakis	1,108,734,463	73,566,473
John F. Cunningham	1,108,986,454	73,314,482
J. Christopher Donahue	1,109,020,397	73,280,539
Charles F. Mansfield, Jr.	1,110,251,457	72,049,479
John E. Murray, Jr., J.D., S.J.D.	1,110,074,316	72,226,620
John S. Walsh	1,109,540,402	72,760,534

AGENDA ITEM 2

To approve an amendment and a restatement of the Former Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Former Fund without seeking shareholder approval.

For	Against	Abstentions
876,041,401	217,624,906	88,634,630

AGENDA ITEM 3

To approve a proposed agreement and plan of reorganization between the Former Fund and Money Market Obligations Trust, on behalf of its series, Tax-Free Instruments Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Former Fund in exchange for shares of the New Fund to be distributed pro rata by the Former Fund to its shareholders.

For	Against	Abstentions
1,042,828,157	47,066,896	92,405,884

1 The following Trustees continued their terms as Trustees: John F. Donahue, John T. Conroy, Lawrence D. Ellis, M.D., Peter E. Madden and Marjorie P. Smuts.

Portfolio of Investments

September 30, 2000 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.5%
		Alabama--1.0%
$6,000,000		Homewood, AL, IDA Weekly VRDNs (Mountain Brook Inn) (Homewood AL)/(SouthTrust Bank of Alabama, Birmingham LOC)	$6,000,000
10,000,000		Hoover, AL, Board of Education, (Series 2000C) 4.45% BANs, 8/1/2001	10,000,000
4,295,000		Stevenson, AL, IDRB, (Series 1996A) Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)	4,295,000

		TOTAL	20,295,000

		Alaska--0.2%
4,460,000		Alaska State Housing Finance Corp., (Series PT-37) Daily VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,460,000

		Arizona--1.3%
4,790,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)	4,790,000
5,985,000		Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
935,000		Pima County, AZ, IDA Weekly VRDNs (A & P Investments)/(Bank One, Arizona N.A. LOC)	935,000
5,072,937		Pima County, AZ, IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A. LOC)	5,072,937
5,000,000		Tolleson, AZ, Municipal Finance Corp., (Series of 1998) Weekly VRDNs (Citizens Utilities Co.)	5,000,000
5,100,000		Tucson, AZ, IDA, (Series 1989) Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	5,100,000

		TOTAL	26,882,937

		Arkansas--0.7%
2,630,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	2,630,000
7,800,000		Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994), 4.65% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 11/9/2000	7,800,000
4,100,000		Pine Bluff, AR, IDRBs, (Series 1997) Weekly VRDNs (Camden Wire Co., Inc.)/(Chase Manhattan Bank N.A., New York LOC)	4,100,000

		TOTAL	14,530,000

		California--3.2%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) (Series 1998-10) Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
11,000,000		California State, MERLOTS (Series 2000 MMM) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--continued
$10,000,000		California State, MERLOTS (Series 1999M) Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	$10,000,000
30,300,000		Los Angeles, CA, Unified School District, 2000-2001 TRANs, Trust Receipts (Series 2000 FR/RI-L13) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	30,300,000
8,800,000		Riverside County, CA, School Financing Authority, Trust Receipts (Series 2000 FR/RI-N9) Weekly VRDNs (Bank of New York LIQ)	8,800,000

		TOTAL	64,100,000

		Colorado--0.9%
2,870,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,870,000
2,825,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One, Colorado LOC)	2,825,000
195,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	195,000
1,760,000		Colorado Health Facilities Authority, (Series 1998F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,760,000
740,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A., Minneapolis LOC)	740,000
2,000,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc.--Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)	2,000,000
2,600,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A., Minneapolis LOC)	2,600,000
1,495,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,495,000
4,495,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,495,000

		TOTAL	18,980,000

		Connecticut--1.3%
6,000,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank N.A., New York LOC)	6,000,000
3,500,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Public Finance Bank S.A. LOC)	3,500,000
4,000,000		Connecticut State Airport, Trust Receipts (Series 1999 FR/RI-A12) Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	4,000,000
2,900,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University)	2,900,000
10,100,000		Hartford, CT, Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	10,100,000

		TOTAL	26,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		District of Columbia--3.2%
$12,535,000		District of Columbia Housing Finance Agency, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$12,535,000
14,330,000		District of Columbia Housing Finance Agency, Roaring Fork (Series 1999-7) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	14,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 4.50% TOBs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 4.50% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	11,260,000
8,600,000		District of Columbia, (Series 2000), 4.35% CP (American National Red Cross)/(Bank One, N.A. LOC), Mandatory Tender 10/13/2000	8,600,000

		TOTAL	65,055,000

		Florida--1.1%
7,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1998-9) Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	7,000,000
7,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5) Weekly VRDNs (State Street Corp. LIQ)	7,000,000
4,050,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2000-3) Weekly VRDNs (Duval County, FL HFA)/(MBIA INS)/(State Street Corp. LIQ)	4,050,000
4,000,000		Lee County, FL, IDA, (Series 1999B) Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	4,000,000

		TOTAL	22,050,000

		Georgia--5.7%
2,800,000		Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,800,000
4,760,000		Augusta, GA, HFA, Weekly VRDNs (Sterling Ridge Apartments)/(AmSouth Bank N.A., Birmingham LOC)	4,760,000
11,665,000		Bibb County, GA, Development Authority, (Series 1991IR-1) Weekly VRDNs (Temple-Inland, Inc.)	11,665,000
6,100,000		Clayton County, GA, Development Authority, (Series 1994) Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A., New York LOC)	6,100,000
8,000,000		Clayton County, GA, Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners, LP)/(AmSouth Bank N.A., Birmingham LOC)	8,000,000
8,330,000		Clayton County, GA, Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures, LLC)/(FNMA LOC)	8,330,000
9,675,000		Cobb County, GA, IDA, (Series 1997) Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	9,675,000
5,765,000		Columbus, GA, IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Main Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--continued
$2,290,000		Coweta County, GA, Residential Care Facilities for the Elderly, First Lien Revenue Bonds (Series 1996B) Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc. Project)/(BNP Paribas LOC)	$2,290,000
5,000,000		Crisp County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 5.00% TOBs (International Paper Co.), Optional Tender 3/1/2001	5,000,000
7,700,000		Douglas County, GA, 4.62% TANs, 12/28/2000	7,702,159
9,950,000		Douglas County, GA, School District, 4.98% TANs, 12/29/2000	9,952,530
13,000,000		Fulco, GA, Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Central Florida LOC)	13,000,000
10,095,000	[1]	Georgia State, (PT-374), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,095,000
3,800,000		Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan & Co., Inc. LIQ)	3,800,000
4,600,000		Roswell, GA Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd. Project)/(Northern Trust Co., Chicago, IL LOC)	4,600,000

		TOTAL	113,534,689

		Hawaii--2.2%
6,992,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT)/(Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(State Street Corp. LIQ)	6,992,000
38,000,000		Honolulu, HI, City & County, (Series 1999) Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	38,000,000

		TOTAL	44,992,000

		Idaho--1.3%
25,000,000		Idaho Health Facilities Authority, (Series 1995), 4.30% CP (Holy Cross Health System Corp.), Mandatory Tender 12/8/2000	25,000,000

		Illinois--5.1%
1,000,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	1,000,000
30,000,000	[1]	Chicago, IL, CDC (Series 2000M), 4.40% TOBs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ), Optional Tender 2/8/2001	30,000,000
7,100,000		Chicago, IL, Public Building Commission, (Series 1997) Lehman TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA INS)/(Bank of New York LIQ)	7,100,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates (Series 1998M), 4.45% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 3/22/2001	10,000,000
16,700,000		Illinois Development Finance Authority, PCR Daily VRDNs (Diamond Star Motors Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	16,700,000
1,033,000		Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)	1,033,000
2,250,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$29,930,000	[1]	Metropolitan Pier & Exposition Authority, IL, PT-1079, TOBs (McCormick Place)/(FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 11/29/2000	$29,930,000
1,500,000		Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank, N.A., Minneapolis LOC)	1,500,000
3,725,000		Paxton, IL, (Series 1999) Weekly VRDNs (Concrete Technology, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,725,000

		TOTAL	103,238,000

		Indiana--1.9%
2,505,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,505,000
7,500,000		Indiana State Educational Faciilities Authority, (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	7,514,683
4,500,000		Jasper County, IN, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,500,000
6,100,000		Lafayette, IN, School Corp., 4.50% TANs, 12/29/2000	6,103,564
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,000,000		Spencer County, IN, (Series 1998) Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	5,000,000
5,895,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/ (KeyBank, N.A. LOC)	5,895,000

		TOTAL	38,518,247

		Iowa--0.6%
2,450,000		Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	2,450,000
6,565,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	6,565,000
3,300,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,300,000

		TOTAL	12,315,000

		Kansas--0.4%
6,965,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	6,965,000

		Kentucky--4.1%
5,140,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	5,140,000
41,160,000		Kentucky Economic Development Finance Authority, (Series 1999B) Weekly VRDNs (Baptist Healthcare System)/(MBIA INS)/(Bank One, Michigan LIQ)	41,160,000
1,800,000		Owensboro, KY, Limited Obligation Revenue Bonds, 4.55% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 12/1/2000	1,800,000
34,000,000		Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy Health System, Inc.)/(Bank of America, N.A. LOC)	34,000,000

		TOTAL	82,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Louisiana--0.2%
$3,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City, Pennsylvania LOC)	$3,000,000

		Massachusetts--2.4%
1,399,000		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1999-1) Weekly VRDNs (Massachusetts State HFA)/(MBIA INS)/ (State Street Corp. LIQ)	1,399,000
9,178,000		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2) Weekly VRDNs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Corp. LIQ)	9,178,000
1,510,388		Clipper Tax-Exempt Certificates Trust, (Series A) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Corp. LIQ)	1,510,388
1,000,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	1,000,000
1,000,000		Massachusetts HEFA, (Series 1985H) Weekly VRDNs (Boston University)/(State Street Corp. LOC)	1,000,000
10,000,000		Massachusetts IFA, (Series 1992B), 4.25% CP (New England Power Co.), Mandatory Tender 1/17/2001	10,000,000
465,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(BankBoston, N.A. LOC)	465,000
15,150,000		Massachusetts Turnpike Authority, (Series 2000 SSP 39A) Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank N.A., New York LIQ)	15,150,000
8,000,000		Massachusetts Water Resources Authority, (Series 2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	8,000,000

		TOTAL	47,702,388

		Michigan--0.8%
15,000,000		Michigan State Building Authority, (Series 1), 4.40% CP (Bank of New York, Canadian Imperial Bank of Commerce and Commerzbank AG, Frankfurt LOCs), Mandatory Tender 1/18/2001	15,000,000

		Minnesota--2.6%
26,100,000		Becker, MN, (Series 2000-A) Weekly VRDNs (Northern States Power Co.)	26,100,000
7,500,000		Bloomington, MN, Highland Park Apartments (Series 1999), 5.4625% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 5/1/2001	7,500,000
1,605,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,605,000
16,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis LOC)	16,000,000
665,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota, N.A. LOC)	665,000

		TOTAL	51,870,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Missouri--1.8%
$3,380,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	$3,380,000
3,090,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)	3,090,000
5,000,000		Missouri State HEFA, (Series 1998) Weekly VRDNs (Stowers Institute for Medical Research)/(Morgan Guaranty Trust Co., New York LOC)	5,000,000
25,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LOC)	25,000,000

		TOTAL	36,470,000

		Montana--0.0%
460,000		Great Falls, MT, (Series 1993) Weekly VRDNs (Liberty Development Partners)/(Wells Fargo Bank Minnesota, N.A. LOC)	460,000

		Multistate--8.1%
9,432,002		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC)	9,432,002
10,485,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana, N.A. LOC)	10,485,000
14,000,000		Charter Mac Floater Certificates Trust I, (Fifth Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	14,000,000
30,000,000		Charter Mac Floater Certificates Trust I, (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	30,000,000
26,500,000		Charter Mac Floater Certificates Trust I, (Second Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	26,500,000
15,000,000		Charter Mac Floater Certificates Trust I, (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	15,000,000
33,722,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3) Weekly VRDNs (AMBAC INS)/(State Street Corp. LIQ)	33,722,000
16,374,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), (Series A) Weekly VRDNs (State Street Corp. LIQ)	16,374,000
7,130,591		PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2) Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	7,130,591

		TOTAL	162,643,593

		Nebraska--0.1%
1,000,000		Douglas County, NE, IDRBs (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	1,000,000
1,400,000		Douglas County, NE, Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,400,000

		TOTAL	2,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--5.6%
$2,790,000		Barnegat, NJ, 4.24% BANs, 1/9/2001	$2,790,290
1,295,000		Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/ (Series 1998-6) Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/(State Street Corp. LIQ)	1,295,000
5,000,000		Egg Harbor Township, NJ, Board of Education, 5.50% BANs, 6/1/2001	5,020,605
9,000,000		Hammonton, NJ, School District, 4.25% BANs, 12/15/2000	9,003,976
7,000,000		Hammonton, NJ, School District, 4.40% BANs, 2/2/2001	7,002,949
4,373,912		High Bridge Borough, NJ, 5.00% BANs, 8/31/2001	4,393,096
5,000,000		Livingston Township, NJ, Board of Education, 5.00% BANs, 3/7/2001	5,006,240
4,000,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	4,000,000
3,940,000		New Jersey EDA, (Series 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,940,000
18,400,000		New Jersey EDA Weekly VRDNs (Center-For-Aging--Applewood Estates)/(Fleet National Bank, Springfield, MA LOC)	18,400,000
1,650,000		New Jersey EDA Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	1,650,000
3,000,000		New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Bank of New York LOC)	3,000,000
3,510,000		New Jersey State, (CDC Series 1997L) Weekly VRDNs (Caisse des Depots et Consignations (CDC), Paris LIQ)	3,510,000
12,000,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	12,000,000
8,000,000		Ocean City, NJ, 5.00% BANs, 12/15/2000	8,011,311
5,962,200		Stafford Township, NJ, 4.50% BANs, 2/9/2001	5,966,277
6,140,000		Trenton, NJ, 4.25% BANs, 10/20/2000	6,141,381
10,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	10,028,358

		TOTAL	111,159,483

		New Mexico--0.4%
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	3,300,000
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
3,100,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,100,000

		TOTAL	8,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--12.0%
$3,100,000		Chatham, NY, Central School District, 4.50% BANs, 1/17/2001	$3,102,412
7,000,000		Long Island Power Authority, Electric System Subordinated Revenue Bonds (Series 1) Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	7,000,000
3,000,000		Middle Country, NY, Central School District, 5.00% BANs, 5/18/2001	3,003,576
4,000,000		Morrisville-Eaton, NY, Central School District, 4.25% BANs, 10/20/2000	4,000,698
11,100,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	11,100,000
15,350,000		New York City, NY, (PA-156) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,350,000
4,400,000		New York City, NY, (Series J-3) Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	4,400,000
16,900,000		New York City, NY, Transitional Finance Authority, BANs (Series 2000 FR/RI-A16) Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	16,900,000
27,295,000	[1]	New York City, NY, Transitional Finance Authority (Series PT-1047) TOBs (Bank of America, N.A. LIQ), Optional Tender 11/15/2000	27,295,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds (PA-143) Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
1,665,000		New York State Medical Care Facilities Finance Agency, (Series 1992 B PT-100) Weekly VRDNs (FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,665,000
2,000,000		New York State Thruway Authority, (Series PA-172) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,000,000
7,000,000		Portville, NY, Central School District, 4.75% BANs, 8/30/2001	7,016,477
10,000,000		Southwestern, NY, Central School District, 5.00% BANs, 6/26/2001	10,035,120
6,000,000		Syracuse, NY, 4.80% BANs, 5/11/2001	6,006,970
6,500,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15) Weekly VRDNs (Bank of New York LIQ)	6,500,000
30,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 4.35% TOBs (Bank of New York LIQ), Optional Tender 10/25/2000	30,000,000
66,300,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17) Weekly VRDNs (Bank of New York LIQ)	66,300,000
15,900,000		VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	15,900,000

		TOTAL	240,075,253

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--2.7%
$10,000,000		ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt)/ (Series 1998-23) Weekly VRDNs (Mission St. Josephs Health System)/ (MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$10,000,000
12,700,000		Martin County, NC, IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	12,700,000
3,355,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(Centura Bank, Rocky Mount, NC LOC)	3,355,000
13,200,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	13,200,000
9,000,000		North Carolina Medical Care Commission, (Series 1996) Weekly VRDNs (Adult Communities Total Services, Inc.)/(LaSalle Bank, N.A. LOC)	9,000,000
5,500,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank of NC, N.A. LOC)	5,500,000

		TOTAL	53,755,000

		North Dakota--0.1%
1,215,000		Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,215,000

		Ohio--7.0%
2,000,000		Ashland County, OH, Health Care, (Series 1999) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	2,000,000
15,510,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2) (Certificates of Ownership) Weekly VRDNs (Bank One, Kentucky LOC)	15,510,000
42,651,000		Clipper Tax-Exempt Certificates Trust (Ohio AMT)/(Series 1999-4) Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Corp. LIQ)	42,651,000
32,500,000		Cuyahoga County, OH, Hospital Authority, (Series C) Weekly VRDNs (Cleveland Clinic)	32,500,000
12,000,000		Cuyahoga County, OH, Hospital Authority Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank N.A., New York LIQ)	12,000,000
13,000,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/(LaSalle Bank, N.A. LOC)	13,000,000
4,100,000		Dover, OH, 5.10% BANs, 5/24/2001	4,103,759
4,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank, Springfield, MA LOC)	4,500,000
1,100,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan Guaranty Trust Co., New York LIQ)	1,100,000
3,400,000		Knox County, OH, 4.81% BANs, 7/19/2001	3,408,562
6,665,000		Mahoning County, OH, Hospital Facilities, (Series 1995) Weekly VRDNs (Shepherd of the Valley)/(Bank One, N.A. (Ohio) LOC)	6,665,000
3,500,000		Ohio State Higher Education Facility Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,500,000

		TOTAL	140,938,321

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.4%
$6,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(BNP Paribas LOC)	$6,000,000
2,295,000		Claremore, OK, IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,295,000

		TOTAL	8,295,000

		Oregon--0.1%
1,600,000		Wasco County, OR, (Series 1999) Weekly VRDNs (Waste Connections, Inc.)/(BankBoston, N.A. LOC)	1,600,000

		Pennsylvania--2.4%
21,000,000		Clinton County, PA, IDA, Solid Waste Disposal Revenue Bonds (Series 1992A), 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	21,000,000
1,570,000		Clinton County, PA, Municipal Authority, (Series A) Weekly VRDNs (Lock Haven Hospital)/(PNC Bank, N.A. LOC)	1,570,000
1,285,000		Erie County, PA, IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	1,285,000
2,000,000		Montgomery County, PA, IDA Weekly VRDNs (Plymouth Woods)/ (PNC Bank, N.A. LOC)	2,000,000
900,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	900,000
8,000,000		University of Pittsburgh, (Series 2000B) Weekly VRDNs	8,000,000
14,200,000		University of Pittsburgh, (Series 2000B) Weekly VRDNs	14,200,000

		TOTAL	48,955,000

		South Dakota--0.2%
4,600,000		South Dakota EDFA, (Series 1998) Weekly VRDNs (FIMCO,Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,600,000

		Tennessee--3.8%
5,300,000		Carter County, TN, IDB, (Series 1983) Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	5,300,000
9,000,000		Chattanooga, TN, HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	9,000,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997) Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
1,940,000		Montgomery Co, TN, Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	1,940,000
8,790,000		Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	8,790,000
2,000,000		Sevier County, TN, Public Building Authority, (Series II-B-2) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	2,000,000
6,755,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 1988) Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	6,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--continued
$15,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2000), 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/20/2000	$15,000,000
7,500,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2000), 4.65% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 11/21/2000	7,500,000
1,000,000		Union City, TN, IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	1,000,000
190,000		Washington County, TN, Refunding IDRBs, (Series 1996) Weekly VRDNs (Springbrook Properties Project)/(SunTrust Bank, Nashville LOC)	190,000
5,500,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(AmSouth Bank N.A., Birmingham LOC)	5,500,000
13,000,000		Wilson County, TN, Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC)	13,000,000

		TOTAL	77,050,000

		Texas--8.3%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-24) Weekly VRDNs (Barbers Hill, TX, ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
3,000,000		Angelina and Neches River Authority, TX, (Series 1998), 4.60% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 10/17/2000	3,000,000
8,000,000		Brazoria County, TX, Health Facilities Development Corp., (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(Chase Bank of Texas LOC)	8,000,000
900,000		Corpus Christi, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
5,420,000	[1]	Dallas-Fort Worth, TX, Regional Airport, Custody Receipts, 4.35% TOBs (FGIC INS)/(Citibank N.A., New York LIQ), Optional Tender 11/1/2000	5,420,000
750,000		Harris County, TX, Cultural Education Facilities Finance Corp. Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)	750,000
6,200,000		Harris County, TX, HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX, IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,900,000		Houston, TX, Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(Chase Bank of Texas LOC)	2,900,000
1,020,000		Liberty County, TX, IDA Weekly VRDNs (Insteel Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	1,020,000
1,430,000		North Richland Hills, TX, IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,430,000
10,000,000		San Antonio, TX, Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101) Weekly VRDNs (Societe Generale, Paris LIQ)	10,000,000
20,000,000		San Antonio, TX, Electric & Gas, (Series A), 4.50% CP (Chase Bank of Texas, Morgan Guaranty Trust Co., New York, Toronto Dominion Bank and UBS AG LIQs), Mandatory Tender 10/12/2000	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$5,500,000		Tarrant County, TX, IDC, (Series 1997) Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)	$5,500,000
10,000,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
55,000,000		Texas State, 5.25% TRANs, 8/31/2001	55,471,718
20,000,000		Texas State, TRANs, Trust Receipts (Series 2000 FR-RI-L18) Weekly VRDNs (Lehman Brothers, Inc. LIQ)	20,000,000
3,850,000		Waxahachie, TX, IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	165,396,718

		Utah--1.3%
7,830,000		Salt Lake County, UT, Multifamily Housing Revenue Refunding Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/(First Security Bank of Utah, N.A. LOC)	7,830,000
9,000,000		Weber County, UT, (Series 2000B) Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	9,000,000
8,500,000		Weber County, UT, (Series 2000C) Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank S.A. LIQ)	8,500,000

		TOTAL	25,330,000

		Virginia--4.0%
4,845,000		Albemarle County, VA, IDA, (Series 1999) Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,845,000
5,000,000		Arlington County, VA, (Series 2000), 5.05% BANs, 7/1/2001	5,001,212
24,925,000		Fairfax County, VA, IDA, (Series 1998) Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	24,925,000
4,000,000		Fairfax County, VA, IDA, (Series 2000) Weekly VRDNs (Inova Health System)/(Credit Suisse First Boston LIQ)	4,000,000
16,800,000		Henrico County, VA, IDA, MERLOTS (Series 1997C) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	16,800,000
2,600,000		Newport News, VA, EDA, (Series 1998) Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
2,325,000		Newport News, VA, Redevelopment & Housing Authority, (Series 1999) Weekly VRDNs (River Park Towers)/(Bank One, Arizona N.A. LOC)	2,325,000
5,000,000		Norfolk, VA, Water Revenue, (Series 2000), 5.30% BANs, 6/30/2001	5,001,214
2,830,000		Richmond, VA, Redevelopment & Housing Authority, (Series 1989) Weekly VRDNs (Belmont Apartment)/(First Union National Bank, Charlotte, NC LOC)	2,830,000
7,790,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	7,790,000
4,000,000		Williamsburg, VA, IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	4,000,000

		TOTAL	80,117,426

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Washington--1.0%
$7,545,000		Seattle, WA, Housing Authority, Holly Park Elderly Housing (Series 1999), 4.20% TOBs (FGIC), Mandatory Tender 12/15/2000	$7,545,000
12,975,000	[1]	Washington State, PT-1187, 3.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/19/2000	12,975,000

		TOTAL	20,520,000

		West Virginia--0.2%
3,000,000		Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG Industries, Inc.)	3,000,000

		Wisconsin--0.7%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	2,650,000
2,000,000		Green Bay, WI, IDA, IDRB (Series 1985) Weekly VRDNs (St. Mary's Holdings, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	2,000,000
480,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank, N.A., Minneapolis LOC)	480,000
2,425,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,425,000
2,055,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)	2,055,000
5,060,000		Wisconsin HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	5,060,000

		TOTAL	14,670,000

		Wyoming--0.1%
1,830,000		Sweetwater County, WY, IDA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank of NC, N.A. LOC)	1,830,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,015,969,055

Securities that are subject to the alternative minimum tax represent 20.0% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At September 30, 2000, these securities amounted to $185,305,000, which represents 9.2% of net assets.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,005,693,574) as of September 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Agency
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMM	--Money Market Municipal
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2000, the portfolio securities were rated as follows:

Tier Rating Percentages Based On Total Market Value (Unaudited)

First Tier	Second Tier
95.1%	4.9%

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,015,969,055
Income receivable		14,724,951

TOTAL ASSETS		2,030,694,006

Liabilities:
Payable for investments purchased	$8,056,415
Payable for shares redeemed	12,641,478
Income distribution payable	3,510,881
Payable to bank	467,932
Accrued expenses	323,726

TOTAL LIABILITIES		25,000,432

Net assets for 2,005,749,907 shares outstanding		$2,005,693,574

Net Assets Consist of:
Paid in capital		$2,005,700,940
Accumulated net realized loss on investments		(7,366)

TOTAL NET ASSETS		$2,005,693,574

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$1,706,669,641 ÷ 1,706,618,172 shares outstanding		$1.00

Institutional Service Shares:
$299,023,933 ÷ 299,131,735 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2000 (unaudited)

Investment Income:
Interest			$44,957,784

Expenses:
Investment adviser fee		$5,094,426
Administrative personnel and services fee		767,220
Custodian fees		59,217
Transfer and dividend disbursing agent fees and expenses		429,998
Directors'/Trustees' fees		15,147
Auditing fees		8,090
Legal fees		17,215
Portfolio accounting fees		108,642
Shareholder services fee--Investment Shares		2,178,225
Shareholder services fee--Institutional Service Shares		368,988
Share registration costs		57,316
Printing and postage		106,161
Insurance premiums		49,195
Miscellaneous		9,094

TOTAL EXPENSES		9,268,934

Waivers:
Waiver of investment adviser fee	$(710,299)
Waiver of shareholder services fee--Investment Shares	(871,290)
Waiver of shareholder services fee--Institutional Service Shares	(368,988)

TOTAL WAIVERS		(1,950,577)

Net expenses			7,318,357

Net investment income			37,639,427

Net realized loss on investments			(2,361)

Change in net assets resulting from operations			$37,637,066

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2000	Year Ended 3/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,639,427	$56,862,800
Net realized gain (loss) on investments ($(2,361) and $(5,562), respectively, as computed for federal tax purposes)	(2,361)	13,579

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,637,066	56,876,379

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(31,976,609)	(49,250,722)
Institutional Service Shares	(5,662,818)	(7,617,320)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,639,427)	(56,868,042)

Share Transactions:
Proceeds from sale of shares	3,005,110,608	5,854,049,365
Net asset value of shares issued to shareholders in payment of distributions declared	31,043,911	48,181,251
Cost of shares redeemed	(3,143,148,531)	(5,834,738,242)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(106,994,012)	67,492,374

Change in net assets	(106,996,373)	67,500,711

Net Assets:
Beginning of period	2,112,689,947	2,045,189,236

End of period	$2,005,693,574	$2,112,689,947

See Notes which are an integral part of the Financial Statements

Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.85%	2.89%	2.83%	3.10%	2.92%	3.32%

Ratios to Average Net Assets:

Expenses	0.74%[3]	0.74%	0.74%	0.73%	0.71%	0.71%

Net investment income	3.67%[3]	2.86%	2.78%	3.04%	2.88%	3.27%

Expense waiver/reimbursement[4]	0.17%[3]	0.17%	0.16%	0.16%	0.18%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,706,670	$1,800,938	$1,771,606	$1,646,267	$1,506,918	$1,465,333

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.92%	3.04%	2.98%	3.25%	3.08%	3.47%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.58%	0.56%	0.56%

Net investment income	3.84%[3]	3.03%	2.93%	3.19%	3.02%	3.43%

Expense waiver/reimbursement[4]	0.32%[3]	0.32%	0.31%	0.31%	0.33%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$299,024	$311,752	$273,583	$284,124	$247,946	$304,516

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At September 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $5,562 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in March 2008.

Additionally, net capital losses of $1,575 attributable to security transactions incurred after October 31,1999, are treated as arising on April 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 2000, capital paid-in aggregated $2,005,700,940. Transactions in shares were as follows:

	Six Months Ended 9/30/2000	Year Ended 3/31/2000
Investment Shares:
Shares sold	2,677,554,779	5,064,255,828
Shares issued to shareholders in payment of distributions declared	30,787,828	47,780,234
Shares redeemed	(2,802,609,497)	(5,082,662,401)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(94,266,890)	29,373,661

	Six Months Ended 9/30/2000	Year Ended 3/31/2000
Institutional Service Shares:

Shares sold	327,555,829	789,842,888
Shares issued to shareholders in payment of distributions declared	256,083	401,017
Shares redeemed	(340,539,034)	(752,075,841)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(12,727,122)	38,168,064

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(106,994,012)	67,541,725

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,474,572,000 and $2,413,074,175, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8110107 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.